Income Taxes	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
INCOME TAXES [Text Block]
23. INCOME TAXES

The following is a reconciliation of income taxes calculated at the combined Canadian federal and provincial statutory tax rate to the income tax expense for the year ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
Earnings before tax	$25,250	$29,729
Combined statutory tax rate	27%	27%
Income tax expense computed at statutory tax rate	6,818	8,027
Reconciling items:
Effect of different foreign statutory tax rates on earnings of subsidiaries	4,962	(4,760)
Impact of foreign exchange on deferred income tax assets and liabilities	(1,419)	15,688
Change in unrecognized deferred income tax asset	14,100	(4,596)
7.5% mining royalty in Mexico	13,389	7,415
Other non-deductible expenses	15,491	758
Impact of inflationary adjustments	(13,504)	(1,317)
Change in tax provision estimates	(945)	10,387
Impact of divestitures and restructurings	102	(16,724)
Other	(8,821)	(8,236)
Income tax expense	$30,173	$6,642

Statements of Earnings Presentation
Current income tax expense	$49,283	$9,966
Deferred income tax recovery	(19,110)	(3,324)
Income tax expense	$30,173	$6,642
Effective tax rate	119%	22%

As at December 31, 2021 and 2020, the Company has the following income tax payable balances:

	Year Ended December 31,
	2021	2020
Current income tax payable	$27,980	$6,574
Non-current income tax payable	21,812	23,099
	$49,792	$29,673

During the years ended December 31, 2021 and 2020, the movement in deferred tax assets and deferred tax liabilities is shown as follows:

Deferred tax assets	Losses	Provisions	Deferred tax asset not recognized	Other	Total
At December 31, 2019	$126,472	$22,887	($100,504)	$8,845	$57,700
Benefit to statement of earnings	21,327	2,389	11,788	456	35,960
At December 31, 2020	$147,799	$25,276	($88,716)	$9,301	$93,660
Benefit (expense) to statement of earnings	29,196	16,467	(12,891)	4,667	37,439
Acquired from Jerritt Canyon	10,275	—	—	2,801	13,076
At December 31, 2021	$187,270	$41,743	($101,607)	$16,769	$144,175

Deferred tax liabilities		Property, plant and equipment and mining interests	Effect of Mexican tax deconsolidation	Other	Total
At December 31, 2019		$33,001	$4,429	$33,045	$70,475
Expense (Benefit) to statement of earnings		23,883	(113)	(18,311)	5,459
Reclassed to current income taxes payable		—	(2,245)	—	(2,245)
Charged to OCI		—	—	1,633	1,633
Divestiture of exploration projects		—	—	(2,577)	(2,577)
At December 31, 2020		$56,884	$2,071	$13,790	$72,745
Expense to statement of earnings		12,186	84	6,059	18,329
Reclassed to current income taxes payable		—	(1,549)	—	(1,549)
Acquired from Jerritt Canyon		123,578	—	—	123,578
Benefit to equity		—	—	9,843	9,843
Translation and other		—	—	(2,192)	(2,192)
At December 31, 2021		$192,648	$606	$27,500	$220,754

Statements of Financial Position Presentation
Deferred tax assets					$69,644
Deferred tax liabilities					48,729
At December 31, 2020					($20,915)
Deferred tax assets					$74,257
Deferred tax liabilities					150,836
At December 31, 2021					$76,579

At December 31, 2021, the Company recognized $74.3 million (2020 - $69.6 million) of net deferred tax assets in entities that have had a loss for tax purposes in either 2021 or 2020, or both. In evaluating whether it is probable that sufficient taxable income will be generated to realize the benefit of these deferred tax assets, the Company considered all available evidence, including approved budgets, forecasts and business plans and, in certain cases, tax planning opportunities.

The aggregate amount of taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized, as at December 31, 2021 was $334.0 million (2020 - $236.5 million).
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	Year Ended December 31,
	2021	2020
Non-capital losses	$239,175	$207,853
Capital losses	10,619	—
Accrued expenses	78,754	25,513
Mineral properties, plant and equipment	44,300	55,460
Other	17,578	6,897
	$390,426	$295,723
As at December 31, 2021 and 2020, the Company has available Canadian, US and Mexican non-capital tax losses, which if not utilized will expire as follows:

Year of expiry	Canadian non-capital losses	US non-capital losses	Mexican non-capital losses	December 31, 2021	December 31, 2020
2022	$—	$—	$4,025	$4,025	$3,835
2023	—	—	2,052	2,052	3,878
2024	—	—	37,355	37,355	2,071
2025	—	—	41,286	41,286	34,964
2026	—	—	108,513	108,513	38,901
2027	—	—	11,579	11,579	104,044
2028	—	—	55,852	55,852	21,040
2029	—	—	75,381	75,381	57,809
2030	—	—	153,152	153,152	68,074
2031 and after	11,113	14,334	57,889	83,336	152,862
No expiry	—	66,578	—	66,578	—
Total	$11,113	$80,912	$547,084	$639,109	$487,478
Unrecognized losses	$11,113	$—	$243,180	$254,293	$199,775